Note 19 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-hedging interest rate swaps	$ (380)	$ (2,283)	$ (727)
Forward contracts	(866)	337	124
Total	$ (1,246)	$ (1,946)	$ (603)